Share Capital, Share Premium and Reserves - Summary of Reserves at Reporting Date (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Loss on valuation of derivatives	₩ (9,227)	₩ 0
Foreign currency translation differences for foreign operations	566,651	(138,667)
Other comprehensive loss from associates	(20,282)	(24,779)
Reserves	₩ 537,142	₩ (163,446)	₩ (203,021)	₩ (300,968)